Debt - 2025 Convertible Notes (Details) - 2025 Notes [Member] - Convertible Debt [Member] - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Principal	$ 106,824,000	$ 161,898,000
Add: fair value of embedded derivative	0	0
Less: unamortized debt discount	(320,000)	(1,106,000)
Less: unamortized issuance costs	(254,000)	(880,000)
Net carrying amount	$ 106,250,000	$ 159,912,000